Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Schedule of property and equipment
seful lives by asset class:

Building	40 years
Gaming equipment	5 years
Furniture, fixtures, and equipment	5-10 years
Leasehold improvements	1-20 years
Property and equipment consist of the following (in thousands):

	Estimated Life (Years)	December 31, 2012	December 31, 2011
Building	40	$163,662	$125,691
Gaming equipment	5	43,261	34,489
Furniture, fixtures, and equipment	5 - 10	33,261	24,204
Leasehold improvements	1 - 20	206	10
Land	—	40,013	25,910
Barge	10	15,019	15,019
Construction-in-progress		13,343	13,235
Total property and equipment		308,765	238,558
Less accumulated depreciation		(40,817)	(19,964)
Total property and equipment, net		$267,948	$218,594

Schedule of promotional allowances
The estimated cost of providing these promotional allowances is as follows (in thousands):

	Year Ended December 31,
	2012	2011	2010
Lodging	$12,462	$11,582	$10,832
Food and Beverage	13,166	11,712	11,032
Other	11,663	10,604	11,212
Total	$37,291	$33,898	$33,076